Provisions - Summary of provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	₩ 1,166,856	₩ 804,736
Maximum
Disclosure of other provisions [line items]
Provisions	₩ 518,955	₩ 211,365